Share-Based Payments - Summary of Activity - 2020 Plan (Details) - 2020 Plan - $ / shares			12 Months Ended
	Aug. 26, 2020	May 29, 2020	Dec. 31, 2021	Dec. 31, 2020
Number of share options
Outstanding, beginning balance			14,136,509
Granted		5,667,164	1,350,482
Exercised	(5,667,164)		(2,085,515)
Forfeited			(949,222)
Outstanding, ending balance			12,452,254	14,136,509
Vested and expected to vest as of December 31, 2021			12,452,254
Exercisable, ending balance			1,551,155
Weighted average grant date fair value
Outstanding, beginning balance			$ 4.21
Granted			3.17	$ 5.43
Exercised			4.31
Forfeited			4.62
Outstanding, ending balance			4.05	$ 4.21
Vested and expected to vest as of December 31, 2021			4.05
Exercisable, ending balance			$ 4.66